RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
RELATED PARTY TRANSACTIONS [Text Block]
6.	RELATED PARTY TRANSACTIONS

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation, and are not disclosed in this note.

a)	Key Management Remuneration

Key management includes directors (executive and non-executive), the Chief Executive Officer (“CEO”), the Chief Financial Officer, and the senior executives reporting directly to the CEO. The remuneration of the key management of the Company as defined above, during the years ended December 31, 2017, December 31, 2016 and December 31, 2015 was as follows:

	For the year's ended
	December 31, 2017	December 31, 2016	December 31, 2015
Salaries	$124,746	$137,458	$145,067
Employee retention allowance	$10,396	$11,455	$9,090
Compensation expense-share-based payments	$22,309	$55,176	$-
	$157,451	$204,088	$154,157

b)	Other Related Party Transactions

As at December 31, 2017, an amount of $4,518 was due from Kuuhubb Inc. (formerly Delrand Resources Limited), a company with common directors, incurred in connection with common expenses (December 31, 2016 - $nil).

As at December 31, 2017, an amount of $75,670 relating to consulting fees and advances provided to the Company was due to Arnold Kondrat, a director and officer of the Company (December 31, 2016 - $77,443).

As at December 31, 2017, an amount of $161,635 was due to Gentor Resources Inc. (a company with common directors) related to common expenses (December 31, 2016 - $49,085).

	December 31, 2017	December 31, 2016
Due from related party	$4,518	$-
Due to related parties	$237,305	$127,909

The amounts included in due from/to related party are unsecured, non-interest bearing and are payable on demand.

Advance receivable at December 31, 2017, includes net amounts paid to two companies controlled by an officer of the Company’s Congo subsidiary in the net amount of approximately $123,000.